Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Income and Comprehensive Income
Net income	$ 129,537	$ 94,949	$ 144,311
Gains on cash flow hedges, before tax	305	5,417	14,636
Reclassification adjustments on cash flow hedges, before tax	781	(3,961)	(8,874)
Cash flow hedges, before tax	1,086	1,456	5,762
(Losses) gains on pensions, before tax	(863)	180	(184)
Foreign currency translation adjustments, before tax	27,639	(51,383)	10,920
Other comprehensive (loss) income, before tax	27,862	(49,747)	16,498
Income tax relating to components of other comprehensive income (loss)	416	(1,174)	(1,890)
Total other comprehensive income (loss), after tax	28,278	(50,921)	14,608
Comprehensive income	157,815	44,028	158,919
Comprehensive (income) loss attributable to noncontrolling interest	(222)	3,160	0
Comprehensive income attributable to the owners of QIAGEN N.V.	$ 157,593	$ 47,188	$ 158,919